Other Non-interest Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Non-interest Expense
Business development	$ 101	$ 61	$ 446	$ 308	$ 235
Office and postage	140	57	240	216	304
Director fees	35	20	198	83	45
Insurance	30	24	92	99	95
Security	21	34	115	105	102
Charitable contributions and donations	78	65	147	135	62
Travel	7	5	41	42	37
Training	10	10	45	34	26
Other	235	197	787	701	553
Total	$ 657	$ 473	$ 2,111	$ 1,723	$ 1,459